Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE SPECTRUM FUNDS II, INC.
Entity Central Index Key	0000923084
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000005534
Shareholder Report [Line Items]
Fund Name	Spectrum Conservative Allocation Fund
Class Name	Investor Class
Trading Symbol	PRSIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Spectrum Conservative Allocation Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Conservative Allocation Fund - Investor Class	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 1,987,855,000
Holdings Count | Holding	1,878
InvestmentCompanyPortfolioTurnover	25.20%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,987,855
Number of Portfolio Holdings	1,878

Holdings [Text Block]
Common Stocks	36.0%
Bond Mutual Funds	25.1
Equity Mutual Funds	11.2
Private Investment Companies	6.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	5.9
Corporate Bonds	5.3
U.S. Government & Agency Mortgage-Backed Securities	5.0
Asset-Backed Securities	1.7
Short-Term and Other	3.8

Largest Holdings [Text Block]
Blackstone Partners Offshore Fund	6.0%
T. Rowe Price Multi-Strategy Total Return Fund - I Class	5.8
T. Rowe Price Dynamic Global Bond Fund - I Class	5.8
T. Rowe Price International Bond Fund (USD Hedged) - I Class	5.6
T. Rowe Price Emerging Markets Bond Fund - I Class	5.1
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.9
U.S. Treasury Notes	3.7
T. Rowe Price Real Assets Fund - I Class	2.8
Federal National Mortgage Assn.	2.7
T. Rowe Price Institutional Emerging Markets Equity Fund	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169940
Shareholder Report [Line Items]
Fund Name	Spectrum Conservative Allocation Fund
Class Name	I Class
Trading Symbol	PPIPX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Spectrum Conservative Allocation Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Conservative Allocation Fund - I Class	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 1,987,855,000
Holdings Count | Holding	1,878
InvestmentCompanyPortfolioTurnover	25.20%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,987,855
Number of Portfolio Holdings	1,878

Holdings [Text Block]
Common Stocks	36.0%
Bond Mutual Funds	25.1
Equity Mutual Funds	11.2
Private Investment Companies	6.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	5.9
Corporate Bonds	5.3
U.S. Government & Agency Mortgage-Backed Securities	5.0
Asset-Backed Securities	1.7
Short-Term and Other	3.8

Largest Holdings [Text Block]
Blackstone Partners Offshore Fund	6.0%
T. Rowe Price Multi-Strategy Total Return Fund - I Class	5.8
T. Rowe Price Dynamic Global Bond Fund - I Class	5.8
T. Rowe Price International Bond Fund (USD Hedged) - I Class	5.6
T. Rowe Price Emerging Markets Bond Fund - I Class	5.1
T. Rowe Price Institutional High Yield Fund - Institutional Class	4.9
U.S. Treasury Notes	3.7
T. Rowe Price Real Assets Fund - I Class	2.8
Federal National Mortgage Assn.	2.7
T. Rowe Price Institutional Emerging Markets Equity Fund	2.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless